Per Share Amounts (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Weighted average shares – basic (in shares)	545,644,234	566,710,644
Dilutive impact of share-based compensation (in shares)	2,684,473	4,357,422
Weighted average shares – diluted (in shares)	548,328,707	571,068,066